UNITED STATES.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders

December 31, 2018

SEMI ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless a request is made specifically to Dupree Mutual Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Dupree Mutual Funds website (www.dupree-funds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at www.dupree-funds.com (for accounts held directly with Dupree).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with Dupree, you may inform Dupree Mutual Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 866-0614. Your election to receive reports in paper will apply to all funds held with Dupree Mutual Funds or through your financial intermediary.

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2018

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. We do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues used to pay debt service on issued bonds are received by state and local governments. Similarly, the performance of a government bond fund may be influenced by a number of factors including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2018 (the “reporting period”), the economy continued to grow at a moderate pace. Real gross domestic product (GDP) increased at an annual rate of 3.4 percent in the third quarter which was down slightly from the 4.2 percent growth rate recorded in the second quarter. The release of the advance estimate of fourth quarter real GDP has been delayed due to the government shutdown. Economic growth was driven by relatively strong household spending which was supported by ongoing gains in real disposable personal income and the effects of earlier increases in equity prices and home values.

The labor market continued to strengthen during the reporting period. The seasonally adjusted national unemployment rate was 3.9 percent in December. The labor market is now close to or at a full employment level. Wage growth has picked up some in recent months with average hourly earnings increasing at a 3.2 percent annual rate in December.

Key measures of inflation continued to run at or near the Federal Reserve’s 2 percent inflation target during the reporting period. The Consumer Price Index (CPI) increased at an annual rate of 1.9 percent in December. The core CPI which excludes food and energy costs increased at an annual rate of 2.2 percent in December. Readings on survey-based measures of longer-run inflation expectations have continued to be subdued.

The Federal Reserve Board (“Fed”) increased the federal funds target rate range by 25 basis points in December to 2.25 to 2.50 percent. The December rate increase represented the ninth rate hike during this tightening cycle. The minutes from the Fed’s December meeting made it clear that future adjustments to the target range would be data-dependent and that “a relatively limited amount of additional tightening likely would be appropriate.” The Fed noted that concerns over escalating trade tensions, global growth prospects, and corporate earnings growth sustainability are factors that might potentially affect the future path for monetary policy.

The yield curve continued to flatten throughout the reporting period. The spread between 2-year and 10-year Treasuries was 33 basis points at the beginning of the reporting period and 20 basis points at the end of the reporting period. Yields on benchmark 10-year AAA-rated municipal securities declined by approximately 22 basis points during the reporting period, whereas yields on 30-year benchmark AAA-rated municipal securities increased by approximately 8 basis points. Credit conditions in the municipal bond market remained relatively stable, and default rates of investment grade municipal bonds remained at very low levels.

Similar to the first half of the year, municipal bond prices declined (yields increased) during the third quarter, largely as a result of tax reform and rising interest rates. However, during the fourth quarter amid increased market turbulence and falling equity prices, municipal bond prices rebounded sharply. The strong year-end performance allowed municipal bonds to finish the reporting period and all of 2018 with modest positive total returns.

More than nine years after the end of the deepest recession since the 1930’s, states and localities are reaping the benefits of the recovery. According to data compiled by the National Association of State Budget Officers, state general fund revenue increased by 6.4% in fiscal 2018 with 40 states collecting revenues that exceeded projections. States have enacted budgets for fiscal 2019 that, on average, increase general fund expenditures by 4.3 percent in fiscal 2019, with 44 states projecting positive spending growth. An improving economy and corresponding growth in state general fund revenues have allowed most states to strengthen their rainy day reserve funds.

Unfunded pension and healthcare obligations still present significant challenges for a number of states. The Commonwealth of Kentucky’s unfunded pension obligations are among the worst in the country. Legislative changes to Kentucky’s pension system

i

were recently found by the Kentucky Supreme Court to be procedurally deficient, so the legislature will have to revisit this issue during the 2019 Kentucky General Assembly Regular Session. Increased state Medicaid spending also continues to be a source of budget pressure for many states.

A discussion of the performance of each of our funds for the six month period ended December 31, 2018 follows:

During the reporting period, municipal bonds provided positive total returns with the Bloomberg Barclays Municipal Bond Index (“BBMBI”) returning 1.53 percent. Taxable municipal bonds also provided positive total returns with the Bloomberg Barclays Taxable Municipal Bond Index (“BBTMBI”) returning 1.65 percent. The Bloomberg Barclays U.S. Intermediate Government Bond Index (“BBIGBI”) provided a positive total return of 2.11 percent.

Bonds with maturities falling in the intermediate portion of the yield curve (7-15 years) outperformed bonds with shorter and longer maturities. During the fourth quarter, higher-rated bonds generally outperformed lower-rated bonds as increased market turbulence led to a flight to safety trade. Pre-refunded bonds provided some of the lowest returns during the reporting period. This was not surprising as escrowed bonds typically underperform during bond market rallies due to their short average duration. During the reporting period, all of our single-state municipal bond funds held substantially more pre-refunded bonds than the BBMBI.

The Kentucky Tax-Free Income Series provided a total return of 1.54 percent during the reporting period which was right in line with the BBMBI. The Kentucky Tax-Free Short-to-Medium Series provided a total return of 1.11 percent. The Kentucky Tax-Free Short-to-Medium Series had a shorter duration (3.84 years) than the BBMBI (6.19 years) which led to its slight underperformance during the reporting period.

The Tennessee Tax-Free Income Series provided a total return of 0.99 percent during the reporting period. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 1.16 percent. Both the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series had shorter durations (4.34 years and 3.67 years respectively) than the BBMBI (6.19 years) which led to their slight underperformance during the reporting period.

The North Carolina Tax-Free Income Series provided a total return of 1.17 percent during the reporting period. The North Carolina Tax-Free Short-to-Medium Series provided a total return of 1.43 percent. Both the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series had shorter durations (4.49 years and 4.15 years respectively) than the BBMBI (6.19 years) which led to their slight underperformance during the reporting period.

The Alabama Tax-Free Income Series provided a total a total return of 0.94 percent during the reporting period. The Alabama Tax-Free Income Series had a shorter duration (4.77 years) than the BBMBI (6.19 years) and held substantially more pre-refunded bonds than the BBMBI (19.81 percent v. 5.97 percent respectively) which led to its underperformance during the reporting period.

The Mississippi Tax-Free Income Series provided a total return of 1.08 percent during the reporting period. The Mississippi Tax-Free Income Series had a shorter duration (4.45 years) than the BBMBI (6.19 years) and held substantially more pre-refunded bonds than the BBMBI (28.48 percent v. 5.97 percent respectively) which led to its underperformance during the reporting period.

The Intermediate Government Bond Series provided a total return of 1.59 percent during the reporting period compared to 2.11 percent for the BBIGBI. Longer-dated U.S. government securities generally outperformed shorter-dated U.S. government securities during the reporting period. The Intermediate Government Bond Series had a shorter duration (3.60 years) than the BBIGBI (3.75 years) which led to its slight underperformance.

The Taxable Municipal Bond Series provided a total return of 1.66 percent during the reporting period which was right in line with the BBTMBI which provided a total return of 1.65%.

It should be noted that none of the Bloomberg Barclays indices take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2018. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.51%
Aa/AA	46.92%
A	49.55%
Baa/BBB	0.03%
B	0.33%
Not Rated	2.66%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	28.20%
School Improvement	13.85%
University Consolidated Education and Building Revenue	11.60%
Municipal Utility Revenue	11.03%
Turnpikes/Toll Road/Highway Revenue	8.24%
Prerefunded	7.08%
Refunding	6.39%
Public Facilities	6.12%
Hospital and Healthcare Revenue	5.50%
Airport Revenue	0.83%
Ad Valorem Property	0.13%
State and Local Mortgage/Housing Revenue	0.13%
Other Assets Less Liabilities	0.90%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.06%
Aa/AA	85.58%
A	5.73%
B	1.94%
Not Rated	5.69%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	20.16%
School Improvement	19.55%
Public Facilities	16.87%
University Consolidated Education and Building Revenue	12.56%
Prerefunded	11.63%
Refunding	7.46%
Miscellaneous Public Improvement	6.62%
Hospital and Healthcare Revenue	1.90%
Turnpikes/Toll Road/Highway Revenue	1.04%
Other Assets Less Liabilities	2.21%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.33%
Aa/AA	28.41%
A	71.26%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	22.31%
School Improvement	20.59%
Public Facilities	14.36%
Turnpikes/Toll Road/Highway Revenue	11.44%
Refunding	7.93%
Hospital and Healthcare Revenue	6.08%
University Consolidated Education and Building Revenue	5.79%
Municipal Utility Revenue	5.06%
Prerefunded	3.39%
Airport Revenue	0.97%
Other Assets Less Liabilities	2.08%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	86.71%
A	13.29%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	36.29%
University Consolidated Education and Building Revenue	20.16%
Municipal Utility Revenue	12.24%
Turnpikes/Toll Road/Highway Revenue	8.47%
Public Facilities	8.14%
Refunding	4.72%
School Improvements	4.66%
Miscellaneous Public Improvement	1.23%
Hospital and Healthcare Revenue	0.88%
Other Assets Less Liabilities	3.21%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.29%
Aa/AA	75.02%
A	20.12%
Not Rated	1.57%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	18.66%
Hospital and Healthcare Revenue	13.18%
Prerefunded	13.10%
School Improvement	11.76%
Municipal Utility Revenue	10.77%
Refunding	9.63%
Public Facilities	6.92%
Airport Revenue	5.08%
Miscellaneous Public Improvement	4.59%
Turnpikes/Toll Road/Highway Revenue	2.13%
Lease Revenue	1.30%
Escrowed to Maturity	0.79%
Other Assets Less Liabilities	2.09%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.92%
Aa/AA	79.79%
A	14.06%
Baa/BBB	0.54%
Not Rated	1.69%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	34.51%
Public Facilities	12.11%
Prerefunded	11.66%
Hospital and Healthcare Revenue	10.07%
University Consolidated Education and Building Revenue	9.19%
Miscellaneous Public Improvement	6.32%
School Improvement	5.93%
Refunding	5.85%
Airport Revenue	2.46%
Industrial Revenue	0.91%
State and Local Mortgage/Housing Revenue	0.47%
Other Assets Less Liabilities	0.52%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.62%
Aa/AA	72.87%
A	23.00%
Not Rated	0.51%

100.00%

COMPOSITION
% of Net Assets
Refunding	24.75%
University Consolidated Education and Building Revenue	16.24%
Municipal Utility Revenue	15.95%
School Improvement	9.66%
Public Facilities	7.06%
Prerefunded	6.32%
Hospital and Healthcare Revenue	5.68%
Miscellaneous Public Improvement	4.14%
Escrowed to Maturity	2.67%
Turnpikes/Toll Road/Highway Revenue	2.29%
Ad Valorem Property	1.46%
Lease Revenue	1.36%
Other Assets Less Liabilities	2.42%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	76.88%
A	17.18%
Baa/BBB	3.67%
Not Rated	2.27%

100.00%

COMPOSITION
% of Net Assets
Public Facilities	21.70%
Refunding	21.33%
Municipal Utility Revenue	16.23%
School Improvement	12.60%
University Consolidated Education and Building Revenue	10.19%
Prerefunded	8.54%
Hospital and Healthcare Revenue	3.51%
Airport Revenue	1.41%
Other Assets Less Liabilities	4.49%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit Bank	62.98%
Federal Home Loan Bank	35.26%
Other Assets Less Liabilities	1.76%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	85.69%
A	14.31%

100.00%

COMPOSITION
% of Net Assets
Public Facilities	33.62%
Municipal Utility Revenue	25.03%
School Improvement	13.39%
Miscellaneous Public Improvements	10.49%
Turnpikes/Toll Road/Highway Revenue	6.10%
Hospital and Healthcare Revenue	4.44%
Marina/Port Authority Revenue	2.31%
University Consolidated Education and Building Revenue	1.18%
Airport Revenue	1.02%
Other Assets Less Liabilities	2.42%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.16% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000%	09/01/2036	Aa2	$250,000	$283,065
Birmingham AL Waterworks	5.000	01/01/2026	Aa2	80,000	84,828
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	259,365
Birmingham AL Waterworks**	5.000	01/01/2038	Aa2	550,000	598,311
Birmingham AL Waterworks	4.000	01/01/2038	Aa2	205,000	212,099
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	165,236
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	156,306
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	412,800
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	124,652
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	472,276
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	331,512
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	322,927
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	275,940
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	432,720
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	257,018
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	383,396
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,324
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	77,871
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	258,953

					5,119,599
SCHOOL IMPROVEMENT BONDS
19.55% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000	09/01/2039	A1	600,000	664,721
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	246,310
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	215,224
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	497,754
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	284,929
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	745,437
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	263,365
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	438,619
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	162,074
Shelby County AL Board of Education Capital Outlay Warrants**	5.000	02/01/2031	Aa2	615,000	651,420
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	100,077
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	95,061
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	31,632
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	282,393
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	282,013

					4,961,029
PUBLIC FACILITIES REVENUE BONDS
16.87% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	421,990
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	52,160
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	209,456
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	260,613
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa2	400,000	455,604
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa2	250,000	283,890
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	260,045
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	513,740
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	260,963
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	309,789
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	398,265
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	855,027

					4,281,542

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.56% of Net Assets
AL Community College System Board of Trustees Revenue Gadsden State Community College	5.000%	06/01/2038	A1	$325,000	$364,965
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	399,152
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	283,883
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	317,145
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	225,044
University AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	493,803
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	248,128
University of AL General Fee Revenue University of AL Huntsville	5.000	09/01/2037	Aa3	250,000	285,070
University of AL Huntsville	5.000	09/01/2038	Aa3	500,000	570,285

					3,187,475
PREREFUNDED BONDS
11.63% of Net Assets
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	126,324
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	110,294
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	161,115
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	227,360
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	101,457
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	171,566
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	490,000	542,371
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	73,382
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	257,123
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	76,458
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	67,737
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	207,121
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	503,682
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	175,000
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	150,000

					2,950,990
REFUNDING BONDS
7.46% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	122,184
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	569,175
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	808,845
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	391,759

					1,891,963
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.62% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A*	125,000	127,551
Birmingham AL Warrants	4.000	12/01/2035	Aa2	250,000	260,560
Birmingham AL Warrants	5.000	12/01/2037	Aa2	250,000	286,550
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	276,785
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	392,361
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	336,513

					1,680,320
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.90% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	B@	550,000	482,114

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.04% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	263,283

Total Investments 97.79% of Net Assets (cost $24,460,435) (See (a) below for further explanation)					$24,818,315

Other assets in excess of liabilities 2.21%					559,949

Net Assets 100%					$25,378,264

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2018

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $24,460,435 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$586,246
Unrealized depreciation	(228,366)

Net unrealized appreciation	$357,880

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,818,315
Level 3	Significant Unobservable Inputs	—

$24,818,315

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $24,460,435)		$24,818,315
Cash		374,392
Receivable for fund shares sold		15,226
Interest receivable		306,168

Total assets		25,514,101
LIABILITIES:
Payable for:
Distributions to shareholders	96,819
Fund shares redeemed	8,261
Investment advisory fee	4,422
Transfer agent fee	6,979
Insurance expense	3,464
Legal fees	2,667
Registration expense	2,612
Miscellaneous expense	2,557
Accrued expenses	8,056

Total liabilities		135,837

NET ASSETS:
Capital		25,116,617
Total distributable earnings		261,647

Net assets at value		$25,378,264

NET ASSET VALUE, offering price and redemption price per share (2,110,868 shares outstanding; unlimited number of shares authorized no par value)		$12.02

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$447,074

Expenses:
Investment advisory fee	63,119
Transfer agent fee	18,173
Custodian expense	5,366
Pricing fees	3,025
Audit fees	2,071
Trustees fees	1,507
Professional fees	1,349
Other expenses	10,122

Total expenses	104,732
Fees waived by Adviser (Note 2)	(16,163)
Custodian expense reduction	(191)

Net expenses	88,378

Net investment income	358,696

Realized and unrealized loss on investments:
Net realized loss	(32,361)
Net change in unrealized appreciation/depreciation	(100,451)

Net realized and unrealized loss on investments	(132,812)

Net increase in net assets resulting from operations	$225,884

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$358,696	$772,453
Net realized loss on investments	(32,361)	(29,010)
Net change in unrealized appreciation/depreciation	(100,451)	(421,512)

Net increase in net assets resulting from operations	225,884	321,931
Total distributions	(358,696)	(772,453)
Net fund share transactions (Note 4)	256,071	(849,482)

Total increase/(decrease)	123,259	(1,300,004)
Net assets:
Beginning of year	25,255,005	26,555,009

End of period	$25,378,264	$25,255,005

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $772,453. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		Year ending June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.08		$12.29	$12.77	$12.36	$12.32	$12.10

Income from investment operations:
Net investment income	0.17		0.36	0.37	0.39	0.41	0.42
Net gains/(losses) on securities	(0.06)		(0.21)	(0.48)	0.41	0.04	0.23

Total from investment operations	0.11		0.15	(0.11)	0.80	0.45	0.65
Less distributions:
Distributions from net investment income	(0.17)		(0.36)	(0.37)	(0.39)	(0.41)	(0.42)
Distributions from capital gains	—		—	—	—	—	(0.01)

Total distributions	(0.17)		(0.36)	(0.37)	(0.39)	(0.41)	(0.43)

Net asset value, end of period	$12.02		$12.08	$12.29	$12.77	$12.36	$12.32

Total return	0.94%	(b)	1.24%	(0.82)%	6.61%	3.64%	5.56%
Net assets, end of period (in thousands)	$25,378		$25,255	$26,555	$29,378	$25,511	$23,358
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.70%	0.71%	0.71%	0.72%
Ratio of gross expenses to average net assets	0.83%	(c)	0.82%	0.78%	0.78%	0.79%	0.81%
Ratio of net investment income to average net assets	2.86%	(c)	2.96%	3.00%	3.14%	3.26%	3.48%
Portfolio turnover	13.64%	(b)	13.83%	6.95%	5.37%	9.65%	10.48%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
28.20% of Net Assets
KY Association of Counties	4.000%	02/01/2033	AA-*	$420,000	$441,588
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	453,788
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	721,009
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	477,057
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	771,991
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,274,667
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,028,390
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,194,455
KY State Association of Counties Finance Corporation	5.000	02/01/2030	AA-*	100,000	104,316
KY State Association of Counties Finance Corporation	5.000	02/01/2032	AA-*	165,000	171,989
KY State Association of Counties Finance Corporation	5.000	02/01/2035	AA-*	120,000	124,684
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,515,374
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,198,442
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,587,611
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,616,297
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,137,760
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,827,340
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,274,480
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,671,550
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,672,609
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,420,892
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,271,943
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,370,574
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,474,842
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,246,297
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,571,993
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,864,591
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,380,231
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,861,336
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,311,514
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,086,647
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,024,282
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,625,050
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,310,499
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,883,251
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,865,352
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,456,640
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,743,816
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,695,709
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,117,380
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,114,643
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,347,574
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,850,400
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,167,990
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,685,389
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,114,261
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,592,467
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,034,691
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,544,500
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,719,682
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,146,661
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,986,402
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,514,098
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,648,589
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,854,458
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	823,905

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #119	5.000%	05/01/2035	A1	$10,000,000	$11,261,400
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,227,400
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	937,982
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	393,193
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,892,390
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,007,620

					260,713,931
SCHOOL IMPROVEMENT BONDS
13.85% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,966,488
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,295,626
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,384,223
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,469,269
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,886,230
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,081,326
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,167,896
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,523,701
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	2,875,000	3,201,744
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,069,005
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,946,900
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,898,606
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	11,958,920
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,995,081
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,841,917
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	9,799,300
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,104,334
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,155,308
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,714,547
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,707,346
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,270,642
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,981,660
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,327,018
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,237,106
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,261,292
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,307,196
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,350,934
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,304,375
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,335,504
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,477,736
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,032,154
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,630,808
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,428,878
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,554,030
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,501,949
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,322,500
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,562,520
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,496,241
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,441,864
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,086,970

					128,079,144
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.60% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,121,360
KY Bond Development Corporation Centre College	5.000	06/01/2038	A3	1,340,000	1,449,706
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,374,377
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,090,377

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #114	5.000%	10/01/2032	Aa3	$2,795,000	$3,154,130
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,307,000
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,450,974
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,170,795
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,702,493
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,065,625
Murray State University	5.000	03/01/2032	A1	2,220,000	2,500,120
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,299,940
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,386,591
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,872,818
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,016,542
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,229,674
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	11,234,597
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,031,980
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,051,696
University of Louisville General Receipts	5.000	09/01/2030	A3	440,000	470,664
University of Louisville General Receipts	5.000	09/01/2031	A3	2,580,000	2,762,561
Western KY University	5.000	05/01/2032	A1	1,500,000	1,621,665
Western KY University	4.000	09/01/2034	A1	575,000	597,695
Western KY University	4.000	09/01/2035	A1	595,000	615,641
Western KY University	4.000	09/01/2036	A1	620,000	638,978

					107,217,999
MUNICIPAL UTILITY REVENUE BONDS
11.03% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa3	6,100,000	6,472,588
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	760,469
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	792,063
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	828,149
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	869,488
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	905,649
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	130,000	130,161
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,180,155
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	953,594
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	541,569
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,207,677
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,047,826
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,366,761
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,731,614
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,049,600
Louisville & Jefferson County Metropolitan Sewer**	5.000	05/15/2034	Aa3	27,730,000	29,895,158
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,452,487
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,228,972
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,463,888
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,481,007
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,061,195
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,527,100
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,085,190
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,682,595
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,793,511
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	259,982
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	287,455
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	316,209
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	205,658
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	333,284
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	418,167
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,188,876
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,264,927
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	2,035,956

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Owensboro KY Water Revenue	4.000%	09/15/2039	A1	$2,125,000	$2,202,435

					102,021,415
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.24% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,804,060
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,645,203
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,668,245
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,834,894
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,204,284
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,524,019
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,890,853
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,588,680
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,974,187
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,596,249
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2031	Aa3	9,350,000	10,187,667
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,492,525
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,033,845
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,520,975
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,515,450
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,674,355
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	453,532
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	565,325

					76,174,348
PREREFUNDED BONDS
7.08% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	905,327
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	482,000
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	503,422
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	NR	2,750,000	2,779,425
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	NR	2,560,000	2,589,491
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	NR	1,000,000	1,011,930
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,583,500
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,066,800
KY State Association of Counties Finance Corporation	5.000	02/01/2030	NR	525,000	549,334
KY State Association of Counties Finance Corporation	5.000	02/01/2032	NR	835,000	873,702
KY State Association of Counties Finance Corporation	5.000	02/01/2035	NR	875,000	915,556
KY State Property & Building #96	5.000	11/01/2029	A1	5,000,000	5,126,600
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	4,440,000	4,508,598
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	3,080,000	3,128,541
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,439,861
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	8,035,000	8,161,632
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,500,000	1,655,130
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/01/2035	NR	11,290,000	12,430,514
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	642,806
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	2,848,258
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,736,103
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,520,374
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	2,965,175

					65,424,079
REFUNDING BONDS
6.39% of Net Assets
KY State Property & Building #80	5.250	05/01/2020	A1	1,000,000	1,041,580
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	25,497,605
KY State Property & Building #84	5.000	08/01/2019	A1	7,500,000	7,626,600
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	331,920
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,688,220
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	444,423
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,412,589

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #108	5.000%	08/01/2025	A1	$2,690,000	$3,069,532

					59,112,469
PUBLIC FACILITIES REVENUE BONDS
6.12% of Net Assets
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,196,624
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,808,682
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,447,444
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,261,680
KY Bond Development	5.000	09/01/2037	A2	3,725,000	4,195,989
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,585,815
KY State Certificate of Participation	4.000	04/15/2031	A1	1,000,000	1,053,930
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,818,990
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,548,250
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,269,587
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,384,886
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,513,944
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,561,767
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,618,708
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,676,862
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,735,289
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	A2	1,450,000	1,497,923
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,107,774
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,204,762
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	819,480
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,024,205
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,262,393
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,066,505
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,111,018
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,373,835
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,188,421
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,239,972
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,527,706
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,512,292

					56,614,733
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.50% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,902,708
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,440,026
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,239,252
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,984,403
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,603,155
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,069,670
Lexington Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,554,981
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,233,800
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	8,110,000	9,022,213
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	3,850,000	3,875,333
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	7,005,000	7,013,896
Warren County KY Community Hospital	5.000	04/01/2035	A+*	1,025,000	1,105,760
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,830,070

					50,875,267
AIRPORT REVENUE BONDS
.83% of Net Assets
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,276,891
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,359,800
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,551,593
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,647,118
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,851,270

					7,686,672

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000%	06/01/2035	Aa1	$1,175,000	$1,236,758

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.13% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	235,000	235,268
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	958,609

					1,193,877

Total Investments 99.10% of Net Assets (cost $898,800,684) (See (a) below for further explanation)					$916,350,692

Other assets in excess of liabilities .90%					8,335,927

Net Assets 100%					$924,686,619

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $898,800,684 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$20,767,221
Unrealized depreciation	(3,217,213)

Net unrealized appreciation	$17,550,008

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	916,350,692
Level 3	Significant Unobservable Inputs	—

$916,350,692

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $898,800,684)		$916,350,692
Cash		2,249,406
Receivable for fund shares sold		101,496
Interest receivable		11,642,815

Total assets		930,344,409
LIABILITIES:
Payable for:
Distributions to shareholders	3,383,819
Fund shares redeemed	1,677,181
Investment advisory fee	297,904
Transfer agent fee	94,144
Legal fees	65,085
Trustees fees	44,061
Registration expense	21,116
Audit fees	19,517
Custodian expense	19,238
Miscellaneous expense	18,394
Accrued expenses	17,331

Total liabilities		5,657,790

NET ASSETS:
Capital		907,428,943
Total distributable earnings		17,257,676

Net assets at value		$924,686,619

NET ASSET VALUE, offering price and redemption price per share (121,818,785 shares outstanding; unlimited number of shares authorized no par value)		$7.59

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$16,535,415

Expenses:
Investment advisory fee	1,791,627
Transfer agent fee	568,443
Custodian expense	49,768
Professional fees	142,113
Trustees fees	56,545
Other expenses	89,581

Total expenses	2,698,077
Custodian expense reduction	(1,768)

Net expenses	2,696,309

Net investment income	13,839,106

Realized and unrealized gain/(loss) on investments:
Net realized loss	(294,083)
Net change in unrealized appreciation/depreciation	21,439

Net realized and unrealized loss on investments	(272,644)

Net increase in net assets resulting from operations	$13,566,462

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$13,839,106	$29,271,364
Net realized loss on investments	(294,083)	1,741,513
Net change in unrealized appreciation/depreciation	21,439	(21,246,045)

Net increase in net assets resulting from operations	13,566,462	9,766,832
Total distributions	(15,447,780)	(29,440,381)
Net fund share transactions (Note 4)	(27,765,405)	(16,206,584)

Total decrease	(29,646,723)	(35,880,133)
Net assets:
Beginning of year	954,333,342	990,213,475

End of period	$924,686,619	$954,333,342

[1]	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $29,267,208 and distributions from capital gains were $173,173. As of June 30, 2018, accumulated net investment income was $1,630.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$7.60		$7.76	$8.06	$7.83	$7.89	$7.74

Income from investment operations:
Net investment income	0.11		0.23	0.24	0.25	0.26	0.27
Net gains/(losses) on securities	0.00		(0.16)	(0.30)	0.23	(0.06)	0.16

Total from investment operations	0.11		0.07	(0.06)	0.48	0.20	0.43
Less distributions:
Distributions from net investment income	(0.11)		(0.23)	(0.24)	(0.25)	(0.26)	(0.27)
Distributions from capital gains	(0.01)		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	(0.01)

Total distributions	(0.12)		(0.23)	(0.24)	(0.25)	(0.26)	(0.28)

Net asset value, end of period	$7.59		$7.60	$7.76	$8.06	$7.83	$7.89

Total return	1.54%	(c)	0.93%	(0.70)%	6.25%	2.60%	5.65%
Net assets, end of period (in thousands)	$924,687		$954,333	$990,213	$1,023,745	$989,630	$969,549
Ratio of net expenses to average net assets (a)	0.58%	(d)	0.56%	0.55%	0.55%	0.55%	0.57%
Ratio of gross expenses to average net assets	0.58%	(d)	0.56%	0.55%	0.55%	0.55%	0.57%
Ratio of net investment income to average net assets	2.96%	(d)	2.98%	3.05%	3.15%	3.29%	3.45%
Portfolio turnover	5.73%	(c)	16.81%	10.44%	11.53%	7.80%	9.43%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.31% of Net Assets
KY State Property & Building #93	5.250%	02/01/2021	AA*	$25,000	$25,071
KY State Property & Building #100	5.000	08/01/2024	A1	750,000	801,660
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	534,310
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	805,095
KY State Property & Building #106	5.000	10/01/2023	A1	540,000	599,578
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	836,355
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,631,534
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,110,330
KY State Property & Building #108	5.000	08/01/2023	A1	2,000,000	2,216,120
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	969,553
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	855,181
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,939,105

					13,323,892
SCHOOL IMPROVEMENT BONDS
20.59% of Net Assets
Barren County KY School District Finance Corporation**	5.000	08/01/2022	A1	1,055,000	1,158,147
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	561,870
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	799,313
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	328,983
Fayette County KY School District Finance Corporation**	4.000	06/01/2022	Aa3	1,000,000	1,044,530
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	558,610
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,119,110
Hardin County KY School District	5.000	03/01/2023	A1	770,000	853,422
Jefferson County KY School District Finance Corporation**	4.000	12/01/2023	Aa3	1,000,000	1,084,890
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	636,588
Johnson County KY School District Finance Corporation	3.000	12/01/2019	A1	85,000	86,273
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	938,532
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	496,471
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	283,493
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,029,500
Pike County School District Finance Corporation	5.000	08/01/2025	A1	200,000	230,436
Pike County School District Finance Corporation	4.000	02/01/2028	A1	295,000	317,399
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	766,978

					12,294,545
PUBLIC FACILITIES REVENUE BONDS
14.36% of Net Assets
KY State Certificate of Participation**	4.000	06/15/2022	A1	1,000,000	1,057,520
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,006,062
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	323,448
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,093,050
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	660,732
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	795,165
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	544,730
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	582,456
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	626,257
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	389,086
Todd County KY Public Properties Court House	3.250	06/01/2019	A1	100,000	100,460
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,395,563

					8,574,529
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
11.44% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	568,760
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	761,339
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	2,015,000	2,286,400
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	268,355

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Turnpike Authority Economic Development	5.000%	07/01/2024	Aa3	$1,175,000	$1,338,020
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,605,063

					6,827,937
REFUNDING BONDS
7.93% of Net Assets
KY State Property & Building #83	5.000	10/01/2019	A1	1,750,000	1,787,380
KY State Property & Building #84**	5.000	08/01/2019	A1	1,000,000	1,016,880
KY State Property & Building #104**	5.000	11/01/2021	A2	1,000,000	1,075,900
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	217,964
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	638,222

					4,736,346
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.08% of Net Assets
Lexington-Fayette Urban County Government	5.000	06/01/2024	A1	2,800,000	2,977,352
Warren County Hospital	4.000	04/01/2020	A+*	105,000	106,547
Warren County Hospital	5.000	04/01/2023	A+*	500,000	545,650

					3,629,549
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.79% of Net Assets
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	805,005
University of Louisville	5.000	03/01/2024	A1	350,000	394,867
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,256,380

					3,456,252
MUNICIPAL UTILITY REVENUE BONDS
5.06% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa3	1,000,000	1,067,360
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	474,580
KY Rural Water Finance Corporation	4.500	08/01/2021	A+*	100,000	100,108
Lexington Fayette Urban County Government	4.000	09/01/2027	Aa2	435,000	470,461
Northern KY Water	5.000	02/01/2026	Aa3	815,000	910,192

					3,022,701
PREREFUNDED BONDS
3.39% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	191,335
KY Turnpike Ecomonic Development Road Revenue**	5.000	07/01/2024	Aa3	1,000,000	1,075,090
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	662,051
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	93,791

					2,022,267
AIRPORT REVENUE BONDS
0.97% of Net Assets
Kenton County Airport	5.000	01/01/2026	A2	500,000	579,120

Total Investments 97.92% of Net Assets (cost $58,263,360) (See (a) below for further explanation)					$58,467,138

Other assets in excess of liabilities 2.08%					1,240,621

Net Assets 100%					$59,707,759

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2018

(a)	Cost for federal income tax purposes is $58,263,360 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$389,781
Unrealized depreciation	(186,003)

Net unrealized appreciation	$203,778

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	58,467,138
Level 3	Significant Unobservable Inputs	—

$58,467,138

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $58,263,360)		$58,467,138
Cash		660,023
Receivable for fund shares sold		3,000
Interest receivable		793,584

Total assets		59,923,745
LIABILITIES:
Payable for:
Distributions to shareholders	38,168
Fund shares redeemed	114,253
Investment advisory fee	22,168
Transfer agent fee	7,639
Postage expense	5,852
Legal fees	5,478
Audit fees	5,086
Custodian expense	3,835
Printing expense	3,389
Registration expense	3,232
Trustees fees	1,655
Accrued expenses	5,231

Total liabilities		215,986

NET ASSETS:
Capital		59,778,806
Total distributable losses		(71,047)

Net assets at value		$59,707,759

NET ASSET VALUE, offering price and redemption price per share (11,412,925 shares outstanding; unlimited number of shares authorized no par value)		$5.23

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$783,750

Expenses:
Investment advisory fee	156,098
Transfer agent fee	40,488
Professional fees	12,222
Custodian expense	7,873
Pricing fees	4,259
Trustees fees	3,763
Other expenses	12,566

Total expenses	237,269
Fees waived by Adviser (Note 2)	(18,058)
Custodian expense reduction	(280)

Net expenses	218,931

Net investment income	564,819

Realized and unrealized gain/(loss) on investments:
Net realized loss	(64,279)
Net change in unrealized appreciation/depreciation	207,682

Net realized and unrealized gain on investments	143,403

Net increase in net assets resulting from operations	$708,222

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$564,819	$1,191,167
Net realized loss on investments	(64,279)	(25,756)
Net change in unrealized appreciation/depreciation	207,682	(1,476,700)

Net increase/(decrease) in net assets resulting from operations	708,222	(311,289)
Total distributions	(564,819)	(1,191,167)
Net fund share transactions (Note 4)	(3,081,436)	(8,024,017)

Total decrease	(2,938,033)	(9,526,473)
Net assets:
Beginning of year	62,645,792	72,172,265

End of period	$59,707,759	$62,645,792

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $1,191,167. As of June 30, 2018, accumulated net investment income was $0.

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$5.22		$5.33	$5.45	$5.35	$5.44	$5.43

Income from investment operations:
Net investment income	0.05		0.09	0.10	0.11	0.12	0.12
Net gains/(losses) on securities	0.01		(0.11)	(0.12)	0.10	(0.09)	0.01

Total from investment operations	0.06		(0.02)	(0.02)	0.21	0.03	0.13
Less distributions:
Distributions from net investment income	(0.05)		(0.09)	(0.10)	(0.11)	(0.12)	(0.12)

Net asset value, end of period	$5.23		$5.22	$5.33	$5.45	$5.35	$5.44

Total return	1.11%	(b)	(0.32)%	(0.44)%	3.88%	0.50%	2.35%
Net assets, end of period (in thousands)	$59,708		$62,646	$72,172	$85,169	$80,055	$82,218
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.71%	0.72%	0.73%	0.74%
Ratio of gross expenses to average net assets	0.77%	(c)	0.75%	0.73%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	1.82%	(c)	1.76%	1.79%	1.96%	2.17%	2.14%
Portfolio turnover	4.68%	(b)	4.69%	14.84%	26.49%	20.19%	9.06%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
36.29% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$97,075
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	181,433
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	406,830
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	52,648
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	321,202
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	A1	85,000	87,021
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	A1	100,000	102,471
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	A1	60,000	61,594
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	267,555
MS Development Bank Special Obligation Jones County Junior College**	5.000	03/01/2033	AA*	25,000	25,135
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	45,252
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	128,947
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	143,181
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	218,120
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	157,066
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	280,000	303,299
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	51,005
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	188,886
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	342,774
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	673,390
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	216,586

					4,071,470
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
20.16% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	493,662
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	142,826
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	313,242
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	143,260
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	260,300
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	261,460
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	236,062
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	411,088

					2,261,900
MUNICIPAL UTILITY REVENUE BONDS
12.24% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	752,611
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	102,700
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A3	250,000	294,595
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	168,875
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	54,491

					1,373,272
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.47% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	109,340
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	228,058
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	344,463
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	184,940
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	84,011

					950,812

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
8.14% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement**	4.000%	08/01/2033	AA*	$300,000	$317,490
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	168,671
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	157,401
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	103,459
MS Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	A2	150,000	166,643

					913,664
REFUNDING BONDS
4.72% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	51,411
MS State Refunding	5.000	10/01/2033	Aa2	150,000	174,941
MS State Refunding	4.000	10/01/2036	Aa2	290,000	303,061

					529,413
SCHOOL IMPROVEMENT BONDS
4.66% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	113,073
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	409,395

					522,468
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.23% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	138,225

HOSPITAL AND HEALTHCARE REVENUE BONDS
.88% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500%	12/01/2023	Aa2	90,000	98,874

Total Investments 96.79% of Net Assets (cost $10,564,839) (See (a) below for further explanation)					$10,860,098

Other assets in excess of liabilities 3.21%					360,115

Net Assets 100%					$11,220,213

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,564,839 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$321,357
Unrealized depreciation	(26,098)

Net unrealized appreciation	$295,259

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,860,098
Level 3	Significant Unobservable Inputs	—

$10,860,098

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,564,839)		$10,860,098
Cash		286,696
Interest receivable		140,723

Total assets		11,287,517
LIABILITIES:
Payable for:
Distributions to shareholders	48,858
Investment advisory fee	2,083
Transfer agent fee	3,058
Custodian expense	3,356
Professional fees	2,983
Insurance expense	704
Pricing fees	854
Trustees fees	679
Accrued expenses	4,729

Total liabilities		67,304

NET ASSETS:
Capital		10,925,011
Total distributable earnings		295,202

Net assets at value		$11,220,213

NET ASSET VALUE, offering price and redemption price per share (944,618 shares outstanding; unlimited number of shares authorized; no par value)		$11.88

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$194,255

Expenses:
Investment advisory fee	27,807
Transfer agent fee	8,342
Professional fees	5,055
Custodian expense	3,848
Registration expense	3,717
Pricing fees	2,016
Trustees fees	673
Other expenses	1,570

Total expenses	53,028
Fees waived by Adviser (Note 2)	(13,907)
Custodian expense reduction	(137)

Net expenses	38,984

Net investment income	155,271

Realized and unrealized gain/(loss) on investments:
Net realized gain	3,941
Net change in unrealized appreciation/depreciation	(47,079)

Net realized and unrealized loss on investments	(43,138)

Net increase in net assets resulting from operations	$112,133

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$155,271	$326,244
Net realized gain on investments	3,941	2,307
Net change in unrealized appreciation/depreciation	(47,079)	(202,768)

Net increase in net assets resulting from operations	112,133	125,783
Total distributions	(155,471)	(334,465)
Net fund share transactions (Note 4)	(351,531)	(624,288)

Total decrease	(394,869)	(832,970)
Net assets:
Beginning of year	11,615,082	12,448,052

End of period	$11,220,213	$11,615,082

[1]	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $326,227 and distributions from capital gains were $8,238. As of June 30, 2018, accumulated net investment income was $9.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.92		$12.14	$12.55	$12.03	$11.95	$11.65

Income from investment operations:
Net investment income	0.17		0.33	0.34	0.36	0.37	0.38
Net gains/(losses) on securities	(0.04)		(0.22)	(0.41)	0.52	0.08	0.31

Total from investment operations	0.13		0.11	(0.07)	0.88	0.45	0.69
Less distributions:
Distributions from net investment income	(0.17)		(0.33)	(0.34)	(0.36)	(0.37)	(0.38)
Distributions from capital gains	0.00	(b)	0.00 (b)	0.00 (b)	0.00	0.00	(0.01)

Total distributions	(0.17)		(0.33)	(0.34)	(0.36)	(0.37)	(0.39)

Net asset value, end of period	$11.88		$11.92	$12.14	$12.55	$12.03	$11.95

Total return	1.08%	(c)	0.99%	(0.48)%	7.49%	3.80%	6.08%
Net assets, end of period (in thousands)	$11,220		$11,615	$12,448	$11,505	$10,916	$10,450
Ratio of net expenses to average net assets (a)	0.71%	(d)	0.70%	0.70%	0.70%	0.69%	0.69%
Ratio of gross expenses to average net assets	0.96%	(d)	0.92%	0.85%	0.88%	0.86%	0.90%
Ratio of net investment income to average net assets	2.81%	(d)	2.75%	2.80%	2.97%	3.07%	3.26%
Portfolio turnover	1.31%	(c)	7.26%	14.06%	3.26%	6.47%	1.96%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.66% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$521,765
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,133,840
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,477
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,683
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	337,296
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,242,680
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,068,060
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	830,978
Scotland County NC	5.000	12/01/2033	A*	250,000	290,558
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	783,780
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	283,483
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	667,429
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	264,365
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	262,613
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,116,510
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	2,980,426
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,663,875
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,012,851
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	795,218
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	526,870
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	490,599
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,186,530
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	620,257
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	526,890
University of North Carolina	5.000	10/01/2033	A1	30,000	30,042
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,165,730
Western Carolina University	5.000	10/01/2045	Aa3	825,000	921,905

					24,275,710
HOSPITAL AND HEALTHCARE REVENUE BONDS
13.18% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	750,975
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,613,895
Charlotte Medlenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	678,376
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	545,310
NC State Medical Care Commission Health Care Facilities Mission Health**	5.000	10/01/2036	Aa3	3,045,000	3,139,730
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2030	A2	500,000	521,225
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	838,928
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,072,870
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,385,000	1,510,079
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,095,690
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	216,218
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	674,586
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	419,953
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,276,940
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,092,700
New Hanover County NC Hospital Revenue New Hanover Regional Medical Center	5.000	10/01/2034	A1	1,500,000	1,696,005

					17,143,480

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
13.10% of Net Assets
Cabarrus County NC Certificates of Participation	5.000%	01/01/2029	Aa2	$750,000	$750,000
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	290,941
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	109,789
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	601,538
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	416,129
Moore County NC**	5.000	06/01/2031	Aa3	2,750,000	2,872,100
Nash County NC Limited Obligation**	5.000	10/01/2030	Aa3	1,640,000	1,727,051
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	503,980
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,404,505
NC Eastern Municipal Power Agency	6.000	01/01/2026	NR	275,000	308,242
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	NR	1,670,000	1,692,128
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	827,280
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	109,132
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	823,418
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	549,275
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	549,275
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	1,995,182
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,520,115

					17,050,080
SCHOOL IMPROVEMENT BONDS
11.76% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	285,563
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	284,770
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	846,421
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,636,747
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,500,000	1,586,760
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	577,540
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	851,760
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	976,334
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa3	200,000	214,092
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	568,905
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	538,630
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	579,194
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,245,121
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	844,185
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,285,818
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,587,900
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	396,907

					15,306,647
MUNICIPAL UTILITY REVENUE BONDS
10.77% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	568,175
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	616,644
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	779,078
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,099,760
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,125,240
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	644,767
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	282,018
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	843,788
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,247,497
Mooresville NC Limited Obligation**	5.000	11/01/2031	AA-*	1,250,000	1,419,412
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	576,875
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	80,070
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	731,351
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	538,315
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	568,465

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Sampson County NC Water & Sewer District	5.000%	06/01/2037	A1	$920,000	$1,034,080
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,160,000	1,183,511
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	115,423
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	566,380

					14,020,849
REFUNDING BONDS
9.63% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,130,250
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,457,954
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	776,566
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	932,476
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	847,215
Chatham County NC	5.000	11/01/2032	Aa2	825,000	950,433
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	109,269
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	555,045
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	267,464
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,395,575
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	560,383
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	546,790
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	287,195
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	546,905
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,039,340
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	516,265
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	467,403
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	144,691

					12,531,219
PUBLIC FACILITIES REVENUE BONDS
6.92% of Net Assets
Charlotte NC Certificates of Participation	4.000	12/01/2034	Aa1	290,000	304,471
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	911,997
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,055,370
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	366,018
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	286,583
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	570,840
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	559,035
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	570,170
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,604,101
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	553,040
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	517,320
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	821,078
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	889,496

					9,009,519
AIRPORT REVENUE BONDS
5.08% of Net Assets
Charlotte NC Airport Revenue	5.000	07/01/2036	Aa3	250,000	288,690
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	528,800
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	806,057
Charlotte NC Airport Revenue	5.000	07/01/2042	Aa3	1,325,000	1,506,552
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,242,080
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	243,845
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	458,339
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,538,282

					6,612,645
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.59% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	273,865
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	272,743

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Buncombe County NC Limited Obligation	5.000%	06/01/2033	Aa1	$600,000	$682,308
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,236,708
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	413,457
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	369,257
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	543,915
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,643,970
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	540,345

					5,976,568
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.13% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	226,692
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	537,795
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,489,000
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	519,550

					2,773,037
LEASE REVENUE BONDS
1.30% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,694,520

ESCROWED TO MATURITY BONDS
.79% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,023,327

Total Investments 97.91% of Net Assets (cost $125,601,509) (See (a) below for further explanation)					$127,417,601

Other assets in excess of liabilities 2.09%					2,713,257

Net Assets 100%					$130,130,858

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $125,601,509 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,495,947
Unrealized depreciation	(679,855)

Net unrealized appreciation	$1,816,092

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	127,417,601
Level 3	Significant Unobservable Inputs	—

$127,417,601

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $125,601,509)		$127,417,601
Cash		2,265,827
Interest receivable		1,258,152

Total assets		130,941,580
LIABILITIES:
Payable for:
Distributions to shareholders	342,939
Fund shares redeemed	358,824
Investment advisory fee	52,545
Transfer agent fee	24,174
Printing expense	5,798
Postage expense	5,106
Legal fees	6,051
Miscellaneous expense	4,572
Trustees fees	2,044
Registration expense	3,600
Accrued expenses	5,069

Total liabilities		810,722

NET ASSETS:
Capital		129,751,337
Total distributable earnings		379,521

Net assets at value		$130,130,858

NET ASSET VALUE, offering price and redemption price per share (11,495,790 shares outstanding; unlimited number of shares authorized; no par value)		$11.32

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$2,156,151

Expenses:
Investment advisory fee	313,681
Transfer agent fee	79,951
Professional fees	17,421
Trustees fees	7,676
Custodian expense	11,657
Other expenses	24,819

Total expenses	455,205
Fees waived by Adviser (Note 2)	(6,227)
Custodian expense reduction	(414)

Net expenses	448,564

Net investment income	1,707,587

Realized and unrealized loss on investments:
Net realized loss	(91,388)
Net change in unrealized appreciation/depreciation	(191,745)

Net realized and unrealized loss on investments	(283,133)

Net increase in net assets resulting from operations	$1,424,454

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$1,707,587	$3,636,859
Net realized loss on investments	(91,388)	(114,148)
Net change in unrealized appreciation/depreciation	(191,745)	(1,805,316)

Net increase in net assets resulting from operations	1,424,454	1,717,395
Total distributions	(1,707,587)	(3,636,670)
Net fund share transactions (Note 4)	(764,254)	(6,174,592)

Total decrease	(1,047,387)	(8,093,867)
Net assets:
Beginning of year	131,178,245	139,272,112

End of period	$130,130,858	$131,178,245

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $3,636,670. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.34		$11.50	$12.02	$11.53	$11.54	$11.31

Income from investment operations:
Net investment income	0.15		0.31	0.32	0.34	0.36	0.37
Net gains/(losses) on securities	(0.02)		(0.16)	(0.52)	0.49	(0.01)	0.24

Total from investment operations	0.13		0.15	(0.20)	0.83	0.35	0.61
Less distributions:
Distributions from net investment income	(0.15)		(0.31)	(0.32)	(0.34)	(0.36)	(0.37)
Distributions from capital gains	—		—	—	—	—	(0.01)

Total distributions	(0.15)		(0.31)	(0.32)	(0.34)	(0.36)	(0.38)

Net asset value, end of period	$11.32		$11.34	$11.50	$12.02	$11.53	$11.54

Total return	1.17%	(b)	1.27%	(1.68)%	7.28%	3.00%	5.57%
Net assets, end of period (in thousands)	$130,131		$131,178	$139,272	$150,347	$123,717	$98,879
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.69%	0.70%	0.71%	0.72%
Ratio of gross expenses to average net assets	0.72%	(c)	0.71%	0.69%	0.70%	0.71%	0.72%
Ratio of net investment income to average net assets	2.69%	(c)	2.66%	2.73%	2.87%	3.04%	3.29%
Portfolio turnover	5.14%	(b)	11.76%	11.50%	6.09%	4.56%	9.73%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
24.75% of Net Assets
Bertie County Limited Obligation**	4.000%	06/01/2022	A1	$200,000	$211,715
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	155,922
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	133,429
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	703,593
Charlotte NC Certificates of Participation	5.000	12/01/2024	Aa2	250,000	289,683
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	322,864
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	117,662
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	187,675
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	100,903
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	367,328
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	138,706
Jacksonville Public Facilities Corp Limited Obligation	5.000	04/01/2025	Aa3	100,000	116,200
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	221,078
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	283,330
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	226,154
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	279,648
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	113,561
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	186,744
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	143,404
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	145,494
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	247,055
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	111,722

					4,803,870
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.24% of Net Assets
East Carolina University	5.000	10/01/2027	Aa2	250,000	294,465
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	585,506
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	128,767
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	287,350
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,654
University of NC Greensboro	5.000	04/01/2026	Aa3	250,000	296,113
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	474,076
University of NC Wilmington	4.000	06/01/2029	A1	750,000	811,455
Western Carolina University	5.000	10/01/2025	Aa3	225,000	264,310

					3,152,696
MUNICIPAL UTILITY REVENUE BONDS
15.95% of Net Assets
Brunswick County NC EnterpriseSystem Revenue**	5.000	04/01/2027	Aa3	600,000	692,274
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	273,845
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	396,137
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	162,131
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	100,348
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	195,000	226,660
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	225,966
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	378,371
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	205,400
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	144,174
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	105,930
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	183,779

					3,095,015
SCHOOL IMPROVEMENT BONDS
9.66% of Net Assets
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	400,568
Cabarrus County NC Limited Obligation	5.000	06/01/2025	Aa2	200,000	233,730
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	280,425
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	292,140

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Scotland County NC	5.000%	12/01/2025	A*	$270,000	$313,929
Scotland County NC	5.000	12/01/2027	A*	140,000	166,461
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	188,014

					1,875,267
PUBLIC FACILITIES REVENUE BONDS
7.06% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2028	Aa1	500,000	576,875
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	179,931
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	312,713
Watauga NC Public FacillitiesCorporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	300,490

					1,370,009
PREREFUNDED BONDS
6.32% of Net Assets
Durham County NC Certificatesof Participation	5.000	06/01/2020	Aa1	260,000	263,388
Durham County NC Certificatesof Participation	5.000	06/01/2021	Aa1	240,000	243,126
Moore County NC	5.000	06/01/2021	Aa3	200,000	208,880
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	150,779
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	156,626
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	108,014
University of NC Greensboro	5.000	04/01/2025	NR	90,000	96,073

					1,226,886
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.68% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	260,154
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	181,497
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A1	180,000	195,977
North Carolina State Medical Care Commission Mission Health	5.000	10/01/2024	Aa3	250,000	260,365
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A1	180,000	204,692

					1,102,685
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.14% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	151,398
NC State Capital Improvement Obligation**	5.000	05/01/2021	Aa1	350,000	364,682
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	145,712
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	140,775

					802,567
ESCROWED TO MATURITY BONDS
2.67% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	132,773
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	139,799
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	246,046

					518,618
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.29% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2025	A2	265,000	307,066
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	136,601

					443,667
AD VALOREM PROPERTY BONDS
1.46% of Net Assets
Smithville Township NC**	5.000	06/01/2024	A1	250,000	283,915

LEASE REVENUE BONDS
1.36% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	263,295

Total Investments 97.58% of Net Assets (cost $18,896,854) (See (a) below for further explanation)					$18,938,490

Other assets in excess of liabilities 2.42%					469,187

Net Assets 100%					$19,407,677

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2018

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $18,896,854 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$147,114
Unrealized depreciation	(105,478)

Net unrealized appreciation	$41,636

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	18,938,490
Level 3	Significant Unobservable Inputs	—

$18,938,490

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $18,896,854)		$18,938,490
Cash		352,951
Interest receivable		156,050

Total assets		19,447,491
LIABILITIES:
Payable for:
Distributions to shareholders	6,731
Fund shares redeemed	3,514
Investment advisory fee	5,439
Transfer agent fee	2,488
Professional fees	5,696
Pricing fees	2,553
Insurance expense	2,712
Printing expense	2,061
Trustees fees	1,274
Accrued expenses	7,346

Total liabilities		39,814

NET ASSETS:
Capital		19,474,402
Total distributable losses		(66,725)

Net assets at value		$19,407,677

NET ASSET VALUE, offering price and redemption price per share (1,812,876 shares outstanding; unlimited number of shares authorized; no par value)		$10.71

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$244,392

Expenses:
Investment advisory fee	55,057
Transfer agent fee	16,223
Professional fees	6,565
Custodian expense	4,708
Pricing fees	3,025
Registration expense	3,383
Trustees fees	1,337
Other expenses	4,212

Total expenses	94,510
Fees waived by Adviser (Note 2)	(17,114)
Custodian expense reduction	(167)

Net expenses	77,229

Net investment income	167,163

Realized and unrealized gain/(loss) on investments:
Net realized loss	(89,107)
Net change in unrealized appreciation/depreciation	207,416

Net realized and unrealized gain on investments	118,309

Net increase in net assets resulting from operations	$285,472

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$167,163	$328,323
Net realized gain/(loss) on investments	(89,107)	4,174
Net change in unrealized appreciation/depreciation	207,416	(419,673)

Net increase/(decrease) in net assets resulting from operations	285,472	(87,176)
Total distributions	(167,163)	(328,323)
Net fund share transactions (Note 4)	(2,977,559)	752,612

Total increase/(decrease)	(2,859,250)	337,113
Net assets:
Beginning of year	22,266,927	21,929,814

End of period	$19,407,677	$22,266,927

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $328,323. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.64		$10.85	$11.05	$10.94	$11.06	$11.00

Income from investment operations:
Net investment income	0.08		0.16	0.16	0.17	0.19	0.20
Net gains/(losses) on securities	0.07		(0.21)	(0.20)	0.11	(0.12)	0.08

Total from investment operations	0.15		(0.05)	(0.04)	0.28	0.07	0.28
Less distributions:
Distributions from net investment income	(0.08)		(0.16)	(0.16)	(0.17)	(0.19)	(0.20)
Distributions from capital gains	—		—	—	—	—	(0.02)

Total distributions	(0.08)		(0.16)	(0.16)	(0.17)	(0.19)	(0.22)

Net asset value, end of period	$10.71		$10.64	$10.85	$11.05	$10.94	$11.06

Total return	1.43%	(b)	(0.45)%	(0.33)%	2.59%	0.60%	2.53%
Net assets, end of period (in thousands)	$19,408		$22,267	$21,930	$25,134	$24,463	$25,952
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.73%	0.83%	0.83%	0.81%
Ratio of gross expenses to average net assets	0.86%	(c)	0.86%	0.82%	0.83%	0.83%	0.81%
Ratio of net investment income to average net assets	1.53%	(c)	1.50%	1.49%	1.56%	1.69%	1.80%
Portfolio turnover	2.78%	(b)	21.80%	11.15%	24.05%	9.79%	7.10%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
34.51% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,678,475
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	285,185
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	2,325,000	2,626,460
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	111,065
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	533,560
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	572,985
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	569,530
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,564,960
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	864,059
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	500,000	565,420
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	958,800
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	862,793
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	262,140
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	331,594
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,042,150
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	562,830
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,092,910
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,082,820
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	283,135
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	281,508
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	255,886
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,416,450
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	813,611
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	832,880
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,361,811
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	571,295
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	558,990
Metropolitan Government Nashville & Davidson County Electric**	5.000	05/15/2036	AA+*	3,085,000	3,299,808
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	555,550
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa3	3,250,000	3,637,855
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	557,625
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	638,670
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa3	250,000	288,690
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa3	2,265,000	2,485,360
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	786,221
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	286,791

					34,479,872
PUBLIC FACILITIES REVENUE BONDS
12.11% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	513,685
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	770,468
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,440,275
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	899,472
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	657,789
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,667,595
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	831,081
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	642,690
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,498,588
Pigeon Forge Industrial Development Board**	5.000	06/01/2029	AA*	2,120,000	2,267,213
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	906,321

					12,095,177

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
11.66% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2	$100,000	$101,320
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,000,000	1,013,200
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	759,128
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	141,497
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	505,094
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,104,560
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	559,360
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,118,720
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	265,729
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	70,000	70,211
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	746,949
Manchester TN	5.000	06/01/2038	A2	20,000	20,879
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	NR	210,000	214,834
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa1	790,000	809,205
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	538,755
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	369,986
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	505,245
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	550,285
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,255,538

					11,650,495
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.07% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	Baa1	500,000	532,575
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A2	995,000	1,079,824
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,755,900
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,026,371
Rutherford County TN Health &Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,537,095
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	814,095
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,740,444
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A1	500,000	569,670

					10,055,974
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.19% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	218,288
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa1	1,150,000	1,269,621
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A1	920,000	971,649
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A1	1,030,000	1,082,860
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	731,673
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,088,900
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,570,254
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,249,340

					9,182,585
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.32% of Net Assets
Memphis Shelby County TN PortAuthority Community Development	5.000	04/01/2035	Aa3	625,000	664,894
Memphis TN	4.000	06/01/2041	Aa2	250,000	256,780
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	907,630
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,570,460
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	529,945

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Springfield TN Public Improvement	4.500%	03/01/2024	Aa3	$565,000	$618,816
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,764,330

					6,312,855
SCHOOL IMPROVEMENT BONDS
5.93% of Net Assets
Montgomery County TN	4.000	04/01/2036	AA+*	260,000	274,968
Montgomery County TN	4.000	04/01/2037	AA+*	1,920,000	2,019,130
Rhea County TN**	5.000	04/01/2029	A1	1,385,000	1,502,310
Shelby County TN	5.000	04/01/2037	Aa1	500,000	579,310
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,551,166

					5,926,884
REFUNDING BONDS
5.85% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,366,200
Manchester TN	5.000	06/01/2038	A2	80,000	83,061
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	559,295
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	277,700
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,128,550
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	279,258
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	278,868
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	554,625
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,315,715

					5,843,272
AIRPORT REVENUE BONDS
2.46% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	895,856
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	279,173
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,282,380

					2,457,409
INDUSTRIAL REVENUE BONDS
.91% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	907,358

STATE AND LOCAL MORTGAGE/HOUSING BONDS
0.47% of Net Assets
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	455,000	470,648

Total Investments 99.48% of Net Assets (cost $97,476,269) (See (a) below for further explanation)					$99,382,529

Other assets in excess of liabilities 0.52%					523,086

Net Assets 100%					$99,905,615

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $97,476,269 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,427,584
Unrealized depreciation	(521,324)

Net unrealized appreciation	$1,906,260

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2018

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	99,382,529
Level 3	Significant Unobservable Inputs	—

$99,382,529

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $97,476,269)		$99,382,529
Cash		429,824
Interest receivable		1,264,181

Total assets		101,076,534
LIABILITIES:
Payable for:
Distributions to shareholders	251,443
Fund shares redeemed	814,708
Investment advisory fee	43,897
Transfer agent fee	11,117
Insurance expense	11,738
Registration expense	5,735
Audit fees	6,917
Legal fees	9,808
Pricing expense	2,285
Printing expense	2,270
Accrued expenses	11,001

Total liabilities		1,170,919

NET ASSETS:
Capital		98,452,020
Total distributable earnings		1,453,595

Net assets at value		$99,905,615

NET ASSET VALUE, offering price and redemption price per share (8,917,098 shares outstanding; unlimited number of shares authorized; no par value)		$11.20

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$1,764,484

Expenses:
Investment advisory fee	261,497
Transfer agent fee	66,036
Professional fees	14,446
Custodian expense	9,619
Trustees fees	6,367
Other expenses	12,783

Total expenses	370,748
Fees waived by Adviser (Note 2)	(2,219)
Custodian expense reduction	(342)

Net expenses	368,187

Net investment income	1,396,297

Realized and unrealized gain/(loss) on investments:
Net realized loss	(171,188)
Net change in unrealized appreciation/depreciation	(245,395)

Net realized and unrealized loss on investments	(416,583)

Net increase in net assets resulting from operations	$979,714

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$1,396,297	$2,996,040
Net realized loss on investments	(171,188)	(3,281)
Net change in unrealized appreciation/depreciation	(245,395)	(1,977,898)

Net increase in net assets resulting from operations	979,714	1,014,861
Total distributions	(1,396,297)	(2,996,040)
Net fund share transactions (Note 4)	(7,799,295)	1,843,070

Total decrease	(8,215,878)	(138,109)
Net assets:
Beginning of year	108,121,493	108,259,602

End of period	$99,905,615	$108,121,493

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $2,996,040. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.24		$11.44	$11.89	$11.51	$11.55	$11.27

Income from investment operations:
Net investment income	0.15		0.31	0.33	0.34	0.36	0.37
Net gains/(losses) on securities	(0.04)		(0.20)	(0.45)	0.38	(0.04)	0.28

Total from investment operations	0.11		0.11	(0.12)	0.72	0.32	0.65
Less distributions:
Distributions from net investment income	(0.15)		(0.31)	(0.33)	(0.34)	(0.36)	(0.37)

Net asset value, end of period	$11.20		$11.24	$11.44	$11.89	$11.51	$11.55

Total return	0.99%	(b)	0.94%	(1.03)%	6.40%	2.77%	5.86%
Net assets, end of period (in thousands)	$99,906		$108,121	$108,260	$116,831	$109,672	$104,894
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.70%	0.71%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.71%	(c)	0.71%	0.71%	0.71%	0.70%	0.71%
Ratio of net investment income to average net assets	2.68%	(c)	2.70%	2.82%	2.96%	3.08%	3.25%
Portfolio turnover	0.79%	(b)	15.77%	9.27%	9.67%	7.01%	14.44%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
21.70% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000%	02/01/2021	Aa3	$100,000	$103,956
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	232,010
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	288,118
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	140,603
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	214,952
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	220,520
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	113,273
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	187,451
Pigeon Forge Public Facilities**	5.000	06/01/2023	AA*	150,000	160,710

					1,661,593
REFUNDING BONDS
21.33% of Net Assets
Maryville TN	5.000	06/01/2026	Aa3	350,000	415,667
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	397,618
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	183,358
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	113,433
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	85,466
Putnam County TN	4.000	04/01/2025	Aa2	300,000	332,472
Unicoi County TN Refunding	5.250	04/01/2019	A1	105,000	105,885

					1,633,899
MUNICIPAL UTILITY REVENUE BONDS
16.23% of Net Assets
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA+*	250,000	283,490
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	280,212
Maryville TN	4.000	06/01/2029	Aa3	250,000	273,997
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	112,436
Springfield TN	5.000	06/01/2027	Aa3	245,000	293,280

					1,243,415
SCHOOL IMPROVEMENT BONDS
12.60% of Net Assets
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	201,720
Rhea County TN	4.000	04/01/2025	A1	250,000	262,507
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	100,920
Sumner County TN	5.000	12/01/2025	AA+*	100,000	115,633
White County TN	4.000	06/01/2027	AA-*	260,000	284,599

					965,379
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.19% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	150,000	152,054
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	142,682
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	131,776
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A1	100,000	110,072
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A1	225,000	244,225

					780,809
PREREFUNDED BONDS
8.54% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2	150,000	151,380
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	177,399

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Memphis TN Center City Revenue Finance Corporation	5.250%	11/01/2025	Aa3	$100,000	$109,195
Memphis TN General Obligation	5.000	05/01/2020	Aa2	50,000	50,531
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	144,474
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,395

					654,374
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.51% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	BBB+*	265,000	268,691

AIRPORT REVENUE BONDS
1.41% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	107,716

Total Investments 95.51% of Net Assets (cost $7,260,160) (See (a) below for further explanation)					$7,315,876

Other assets in excess of liabilities 4.49%					343,688

Net Assets 100%					$7,659,564

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $7,260,160 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$65,939
Unrealized depreciation	(10,223)

Net unrealized appreciation	$55,716

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	7,315,876
Level 3	Significant Unobservable Inputs	—

$7,315,876

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $7,260,160)		$7,315,876
Cash		282,214
Interest receivable		80,882

Total assets		7,678,972
LIABILITIES:
Payable for:
Distributions to shareholders	2,768
Fund shares redeemed	1,522
Investment advisory fee	1,041
Audit expense	1,184
Custodian expense	1,835
Insurance expense	275
Pricing fees	1,667
Printing expense	1,508
Transfer agent fee	1,128
Trustees fees	737
Accrued expenses	5,743

Total liabilities		19,408

NET ASSETS:
Capital		7,876,909
Total distributable losses		(217,345)

Net assets at value		$7,659,564

NET ASSET VALUE, offering price and redemption price per share (725,166 shares outstanding; unlimited number of shares authorized; no par value)		$10.56

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$99,533

Expenses:
Investment advisory fee	22,177
Transfer agent fee	6,653
Professional fees	4,797
Custodian expense	3,992
Registration fees	3,468
Pricing fees	2,269
Trustees fees	560
Other expenses	1,912

Total expenses	45,828
Fees waived by Adviser (Note 2)	(14,333)
Custodian expense reduction	(142)

Net expenses	31,353

Net investment income	68,180

Realized and unrealized gain/(loss) on investments:
Net realized loss	(42,393)
Net change in unrealized appreciation/depreciation	62,945

Net realized and unrealized gain on investments	20,552

Net increase in net assets resulting from operations	$88,732

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$68,180	$153,033
Net realized loss on investments	(42,393)	(2,248)
Net change in unrealized appreciation/depreciation	62,945	(163,422)

Net increase/(decrease) in net assets resulting from operations	88,732	(12,637)
Total distributions	(68,180)	(153,033)
Net fund share transactions (Note 4)	(2,363,774)	(330,072)

Total decrease	(2,343,222)	(495,742)
Net assets:
Beginning of year	10,002,786	10,498,528

End of period	$7,659,564	$10,002,786

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $153,033. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.52		$10.70	$10.93	$10.74	$10.81	$10.75

Income from investment operations:
Net investment income	0.08		0.16	0.17	0.16	0.18	0.19
Net gains/(losses) on securities both realized and unrealized	0.04		(0.18)	(0.23)	0.19	(0.07)	0.06

Total from investment operations	0.12		(0.02)	(0.06)	0.35	0.11	0.25
Less distributions:
Distributions from net investment income	(0.08)		(0.16)	(0.17)	(0.16)	(0.18)	(0.19)

Net asset value, end of period	$10.56		$10.52	$10.70	$10.93	$10.74	$10.81

Total return	1.16%	(b)	(0.17)%	(0.54)%	3.28%	0.99%	2.36%
Net assets, end of period (in thousands)	$7,660		$10,003	$10,499	$11,340	$11,033	$10,785
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.75%	0.86%	0.85%	0.86%
Ratio of gross expenses to average net assets	1.04%	(c)	0.98%	0.88%	0.86%	0.85%	0.86%
Ratio of net investment income to average net assets	1.55%	(c)	1.53%	1.59%	1.47%	1.64%	1.78%
Portfolio turnover	0.00%	(b)	22.75%	10.95%	7.37%	14.32%	11.38%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
62.98% of Net Assets
Federal Farm Credit Bank	5.050%	12/21/2021	Aaa	$370,000	$395,574
Federal Farm Credit Bank**	5.250	05/10/2022	Aaa	2,000,000	2,165,963
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	2,933,452
Federal Farm Credit Bank**	5.250	10/25/2022	Aaa	1,500,000	1,640,078
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,179,396

					9,314,463
FEDERAL HOME LOAN BANK
35.26% of Net Assets
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	534,761
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,205,922
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	1,982,687
Federal Home Loan Bank	2.970	08/02/2027	Aaa	500,000	490,688

					5,214,058

Total Investments 98.24% of Net Assets (cost $14,228,543) (See (a) below for further explanation)					$14,528,521

Other assets in excess of liabilities 1.76%					259,543

Net Assets 100%					$14,788,064

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,228,543 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$308,524
Unrealized depreciation	(8,546)

Net unrealized appreciation	$299,978

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$14,528,521
Level 3	Significant Unobservable Inputs	—

$14,528,521

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $14,228,543)		$14,528,521
Cash		128,464
Interest receivable		153,538

Total assets		14,810,523
LIABILITIES:
Payable for:
Distributions to shareholders	6,599
Fund shares redeemed	373
Investment advisory fee	2,425
Transfer agent fee	1,872
Custodian expense	2,885
Miscellaneous expense	2,310
Printing expense	1,430
Trustees fees	611
Accrued expenses	3,954

Total liabilities		22,459

NET ASSETS:
Capital		14,640,803
Total distributable earnings		147,261

Net assets at value		$14,788,064

NET ASSET VALUE, offering price and redemption price per share (1,493,545 shares outstanding; unlimited number of shares authorized; no par value)		$9.90

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$239,985

Expenses:
Investment advisory fee	14,983
Transfer agent fee	11,237
Custodian expense	4,711
Printing expense	4,232
Compliance fees	3,680
Registration expense	3,291
Pricing fees	2,521
Trustees fees	896
Other expenses	5,519

Total expenses	51,070
Fees waived by Adviser (Note 2)	(109)
Custodian expense reduction	(167)

Net expenses	50,794

Net investment income	189,191

Realized and unrealized gain on investments:
Net realized gain	291
Net change in unrealized appreciation/depreciation	38,302

Net realized and unrealized gain on investments	38,593

Net increase in net assets resulting from operations	$227,784

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$189,191	$392,788
Net realized gain on investments	291	6,059
Net change in unrealized appreciation/depreciation	38,302	(551,580)

Net increase/(decrease) in net assets resulting from operations	227,784	(152,733)
Total distributions	(189,191)	(392,788)
Net fund share transactions (Note 4)	(283,687)	(27,766)

Total decrease	(245,094)	(573,287)
Net assets:
Beginning of year	15,033,158	15,606,445

End of period	$14,788,064	$15,033,158

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $392,788. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of year	$9.87		$10.23	$10.70	$10.29	$10.25	$10.05

Income from investment operations:
Net investment income	0.12		0.25	0.26	0.26	0.26	0.28
Net gains/(losses) on securities	0.03		(0.36)	(0.47)	0.41	0.04	0.20

Total from investment operations	0.15		(0.11)	(0.21)	0.67	0.30	0.48
Less distributions:
Distributions from net investment income	(0.12)		(0.25)	(0.26)	(0.26)	(0.26)	(0.28)

Net asset value, end of period	$9.90		$9.87	$10.23	$10.70	$10.29	$10.25

Total return	1.59%	(b)	(1.05)%	(1.99)%	6.57%	2.96%	4.89%
Net assets, end of period (in thousands)	$14,788		$15,033	$15,606	$17,476	$18,728	$21,224
Ratio of net expenses to average net assets (a)	0.68%	(c)	0.61%	0.58%	0.53%	0.51%	0.56%
Ratio of gross expenses to average net assets	0.69%	(c)	0.61%	0.58%	0.53%	0.51%	0.56%
Ratio of net investment income to average net assets	2.55%	(c)	2.53%	2.49%	2.47%	2.54%	2.81%
Portfolio turnover	0.00%	(b)	1.99%	0.00%	0.00%	2.44%	15.33%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
33.62% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$262,253
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	159,587
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	275,415
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	326,479
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	200,572
Grand Junction CO Certificatesof Participation Build America	7.500	12/01/2030	A+*	425,000	458,448
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	257,830
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa1	750,000	808,220
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	234,997
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	81,750
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	757,087

					3,822,638
MUNICIPAL UTILITY REVENUE BONDS
25.03% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	448,778
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1	40,000	42,420
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	63,589
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	403,871
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	275,006
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	115,132
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	364,119
Sedalia MO Certificates of Participation Build America**	7.300	06/01/2035	AA*	500,000	520,445
West Knox Utilities District Knox County TN Water and Sewer**	6.900	06/01/2040	AA+*	400,000	447,112
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	62,270
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	104,226

					2,846,968
SCHOOL IMPROVEMENT BONDS
13.39% of Net Assets
Armstrong School District PA Build America**	7.000	03/15/2041	AA*	750,000	810,008
CO State Building Excellent Schools Today Certificates of Participation**	7.017	03/15/2031	Aa2	400,000	435,544
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	277,385

					1,522,937
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.49% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	289,023
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	125,265
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	447,223
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	264,535
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	67,221

					1,193,267
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
6.10% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	305,931
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	388,464

					694,395
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.44% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	238,062
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	267,307

					505,369
MARINA/PORT AUTHORITY REVENUE BONDS
2.31% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	263,068

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.18% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746%	05/15/2042	Aa2	$100,000	$134,389

AIRPORT REVENUE BONDS
1.02% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	116,486

Total Investments 97.58% of Net Assets (cost $10,318,263) (See (a) below for further explanation)					$11,099,517

Other assets in excess of liabilities 2.42%					275,627

Net Assets 100%					$11,375,144

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,318,263 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$789,553
Unrealized depreciation	(8,299)

Net unrealized appreciation	$781,254

Other Information

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,099,517
Level 3	Significant Unobservable Inputs	—

$11,099,517

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,318,263)		$11,099,517
Cash		162,638
Interest receivable		135,918

Total assets		11,398,073
LIABILITIES:
Payable for:
Distributions to shareholders	13,864
Fund shares redeemed	921
Investment advisory fee	2,339
Transfer agent fee	1,381
Miscellaneous expense	1,193
Trustees fees	711
Audit fees	494
Accrued expenses	2,026

Total liabilities		22,929

NET ASSETS:
Capital		10,633,114
Total distributable earnings		742,030

Net assets at value		$11,375,144

NET ASSET VALUE, offering price and redemption price per share (1,121,182 shares outstanding; unlimited number of shares authorized; no par value)		$10.15

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018

Net investment income:
Interest income	$319,927

Expenses:
Investment advisory fee	27,945
Transfer agent fee	8,383
Custodian expense	4,506
Professional fees	2,354
Registration expense	2,828
Trustees fees	659
Miscellaneous expense	256
Other expenses	4,989

Total expenses	51,920
Fees waived by Adviser (Note 2)	(12,635)
Custodian expense reduction	(160)

Net expenses	39,125

Net investment income	280,802

Realized and unrealized loss on investments:
Net realized loss	(3,812)
Net change in unrealized appreciation/depreciation	(90,289)

Net realized and unrealized loss on investments	(94,101)

Net increase in net assets resulting from operations	$186,701

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2018 and the year ended June 30, 2018	UNAUDITED

	Six Months Ended 12/31/2018	Year Ended 06/30/2018(1)
Operations:
Net investment income	$280,802	$540,471
Net realized gain/(loss) on investments	(3,812)	4,037
Net change in unrealized appreciation/depreciation	(90,289)	(261,258)

Net increase in net assets resulting from operations	186,701	283,250
Total distributions	(280,802)	(540,471)
Net fund share transactions (Note 4)	512,079	177,432

Total increase/(decrease)	417,978	(79,789)
Net assets:
Beginning of year	10,957,166	11,036,955

End of period	$11,375,144	$10,957,166

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $540,471. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2018		For the years ended June 30,
			2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.24		$10.48	$10.98	$10.53	$10.57	$10.45

Income from investment operations:
Net investment income	0.26		0.51	0.47	0.50	0.52	0.51
Net gains/(losses) on securities	(0.09)		(0.24)	(0.43)	0.45	(0.04)	0.18

Total from investment operations	0.17		0.27	0.04	0.95	0.48	0.69
Less distributions:
Distributions from net investment income	(0.26)		(0.51)	(0.47)	(0.50)	(0.52)	(0.51)
Distributions from capital gains	0.00		0.00	(0.07)	0.00	0.00	(0.06)

Total distributions	(0.26)		(0.51)	(0.54)	(0.50)	(0.52)	(0.57)

Net asset value, end of period	$10.15		$10.24	$10.48	$10.98	$10.53	$10.57

Total return	1.66%	(b)	2.66%	0.78%	9.29%	4.49%	6.90%
Net assets, end of period (in thousands)	$11,375		$10,957	$11,037	$12,180	$11,303	$12,369
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.62%	0.86%	0.83%	0.89%
Ratio of gross expenses to average net assets	0.93%	(c)	0.92%	0.74%	0.86%	0.83%	0.89%
Ratio of net investment income to average net assets	5.06%	(c)	4.95%	4.79%	4.71%	4.80%	4.95%
Portfolio turnover	1.82%	(b)	4.31%	11.04%	10.55%	8.45%	9.71%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees (the “Board”). These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation Committee. The Board has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation Committee, consisting of all of the Trustees, has the day-to-day responsibility for implementing the Valuation Procedure including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization and Significant Accounting Policies, continued

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2018, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the year ended December 31, 2018.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the six months ended December 31, 2018. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2018, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization and Significant Accounting Policies, continued

are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Recent Accounting Pronouncements

In August 2018, the U.S. Securities and Exchange Commission approved amendments to eliminate, update or modify certain disclosure requirements required of registered investment companies. In part, these amendments amend Regulation S-X and require presentation of distributable earnings on the Statement of Assets and Liabilities in total rather than disclosing the three components of distributable earnings (undistributed net investment income, undistributed realized gain and net unrealized appreciation (depreciation) on investments). An additional amendment to Regulation S-X amends the requirement to state separately on the Statement of Changes in Net Assets distributions to shareholders from net investment income, net realized gain and other sources and rather disclose distributions to shareholders in total, except for return of capital, which should be disclosed separately. These updates have been incorporated in the Funds’ financial statements and have no impact on each of the Fund’s net assets or results of operations.

I.	Subsequent Events

Subsequent events occurring after December 31, 2018 have been evaluated by the Funds’ adviser for potential impact to this report through the date the financial statements were issued. The Funds’ adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the “Adviser”) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2018, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$16,163
Kentucky Tax-Free Short-to-Medium Series	18,058
Mississippi Tax-Free Income Series	13,907
North Carolina Tax-Free Income Series	6,227
North Carolina Tax-Free Short-to-Medium Series	17,114
Tennessee Tax-Free Income Series	2,219
Tennessee Tax-Free Short-to-Medium Series	14,333
Government Bond Series	109
Taxable Municipal Bond Series	12,635

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15% of 1% on the first $20,000,000 of average net assets and 0.12% of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the six months ended December 31, 2018, each member of the Board of Trustees receives a fee of $28,000 per year which is paid in quarterly installments plus $2,000 for each Audit Committee meeting attended. In addition, all Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statement of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2018, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$3,719,335	$3,371,097
Kentucky Tax-Free Income Series	53,104,497	72,509,147
Kentucky Tax-Free Short-to-Medium Series	2,832,657	5,374,964
Mississippi Tax-Free Income Series	143,160	566,417
North Carolina Tax-Free Income Series	6,501,652	7,570,909
North Carolina Tax-Free Short-to-Medium Series	594,899	3,519,295
Tennessee Tax-Free Income Series	809,363	7,624,327
Tennessee Tax-Free Short-to-Medium Series	-0-	2,214,402
Intermediate Government Bond Series	-0-	103,700
Taxable Municipal Bond Series	858,958	194,694

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

4.	Capital Shares

As of December 31, 2018 and June 30, 2018, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	114,136	$1,370,352	203,698	$2,490,882
Shares reinvested	13,498	161,702	28,412	346,706
Shares redeemed	(107,136)	(1,275,983)	(302,328)	(3,687,070)
Net increase/(decrease)	20,498	$256,071	(70,218)	$(849,482)

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,603,947	$27,237,716	11,068,186	$85,263,618
Shares reinvested	1,186,794	8,975,982	2,186,355	16,796,593
Shares redeemed	(8,501,621)	(63,979,103)	(15,389,728)	(118,266,795)
Net decrease	(3,710,880)	$(27,765,405)	(2,135,187)	$(16,206,584)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	945,073	$4,925,595	1,626,804	$8,586,503
Shares reinvested	63,754	331,522	129,950	684,462
Shares redeemed	(1,604,662)	(8,338,553)	(3,279,554)	(17,294,982)
Net decrease	(595,835)	$(3,081,436)	(1,522,800)	$(8,024,017)

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	29,763	$352,463	60,629	$732,057
Shares reinvested	4,739	56,083	9,811	118,270
Shares redeemed	(64,039)	(760,077)	(121,842)	(1,474,615)
Net decrease	(29,537)	$(351,531)	(51,402)	$(624,288)

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	980,229	$11,028,119	1,494,438	$17,165,926
Shares reinvested	89,588	1,010,064	191,938	2,200,493
Shares redeemed	(1,137,764)	(12,802,437)	(2,231,268)	(25,541,011)
Net decrease	(67,947)	$(764,254)	(544,892)	$(6,174,592)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	200,914	$2,127,320	423,974	$4,549,033
Shares reinvested	11,000	116,821	22,728	244,094
Shares redeemed	(491,697)	(5,221,699)	(375,401)	(4,040,515)
Net increase/(decrease)	(279,783)	$(2,977,558)	71,301	$752,612

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	279,967	$3,126,488	1,244,483	$14,188,162
Shares reinvested	78,919	881,090	177,266	2,014,239
Shares redeemed	(1,057,470)	(11,806,873)	(1,268,235)	(14,359,331)
Net increase/(decrease)	(698,584)	$(7,799,295)	153,514	$1,843,070

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,548	$58,491	80,706	$853,806
Shares reinvested	4,875	51,148	11,325	120,143
Shares redeemed	(235,918)	(2,473,413)	(122,644)	(1,304,021)
Net decrease	(225,495)	$(2,363,774)	(30,613)	$(330,072)

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	23,572	$230,652	192,308	$1,943,028
Shares reinvested	15,218	149,438	31,493	316,610
Shares redeemed	(67,775)	(663,777)	(227,258)	(2,287,404)
Net decrease	(28,985)	$(283,687)	(3,457)	$(27,766)

TAXABLE MUNICIPAL BOND SERIES	Six months Ended December 31, 2018		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	105,640	$1,068,546	108,828	$1,127,845
Shares reinvested	19,674	199,004	36,890	382,777
Shares redeemed	(74,654)	(755,471)	(128,361)	(1,333,190)
Net increase	50,660	$512,079	17,357	$177,432

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

5.	Concentration of Credit Risk, continued

political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2018, the Funds’ capital loss carry-forwards expire as follows:

	No Expiration
	Short-term	Long-term	Total
Alabama Tax Free Income Series	$35,043	$28,829	$63,872
Kentucky Tax-Free Short-to-Medium Series	210,547	—	210,547
North Carolina Tax-Free Income Series	1,232,968	112,215	1,345,183
North Carolina Tax-Free Short-to-Medium Series	19,255	—	19,255
Tennessee Tax-Free Income Series	278,197	3,280	281,477
Tennessee Tax-Free Short-to-Medium Series	—	230,668	230,668
Intermediate Government Bond Series	120,261	32,747	153,008
Taxable Municipal Bond Series	35,412		35,412

During the year ended June 30, 2018, the following Funds utilized capital loss carry-forwards as follows:

Amount
North Carolina Tax-Free Short-to-Medium Series	$4,174
Intermediate Government Bond Series	6,059

During the year ended June 30, 2018, the following Funds had capital losses expire:

Amount
Tennessee Tax-Free Income Series	$371,142

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2018 as follows:

Post October Losses
Mississippi Tax-Free Income Series	$(3,807)

During the year ended June 30, 2018, as a result of permanent book to tax differences, the Funds incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. The differences are due to expiration of capital loss carryforwards and sales of market discount bonds. Net assets were not affected by these reclassifications.

	Accumulated Net Realized Gain/(Loss)	Paid In Capital	Accumulated Net Investment Income/(Loss)
Alabama Tax-Free Income Series	$181	$—	$(181)
Kentucky Tax-Free Income Series	48,307	—	(48,307)
North Carolina Tax-Free Income Series	1,933	—	(1,933)
Tennessee Tax-Free Income Series	371,142	(371,142)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

6.	Federal Income Taxes, continued

The tax character of distributions paid for the six months ended December 31, 2018 and the year ended June 30, 2018 were as follows:

	Six months ended December 31, 2018			Year ended June 30, 2018
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$358,696	$—	$—	$772,453	$—	$—
Kentucky Tax-Free Income Series	13,838,985	—	1,608,795	29,267,208	—	173,173
Kentucky Tax-Free Short-to-Medium Series	564,819	—	—	1,191,167	—	—
Mississippi Tax-Free Income Series	155,200	—	271	326,227	—	8,238
North Carolina Tax-Free Income Series	1,707,587	—	—	3,636,670	—	—
North Carolina Tax-Free Short-to-Medium Series	167,163	—	—	328,323	—	—
Tennessee Tax-Free Income Series	1,396,297	—	—	2,996,040	—	—
Tennessee Tax-Free Short-to-Medium Series	68,180	—	—	153,033	—	—
Intermediate Government Bond Series	—	189,191	—	—	392,788	—
Taxable Municipal Bond Series	—	280,802		—	540,471

At June 30, 2018, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$102,846	$—	$458,331
Kentucky Tax-Free Income	—	2,989,558	1,608,795	17,530,199
Kentucky Tax-Free Short-to-Medium	—	37,698	—	(3,904)
Mississippi Tax-Free Income	—	50,324	—	342,347
North Carolina Tax-Free Income	—	339,682	—	2,007,837
North Carolina Tax-Free Short-to-Medium	—	8,050	—	(165,779)
Tennessee Tax-Free Income	—	266,698	—	2,151,655
Tennessee Tax-Free Short-to-Medium	—	3,103	—	(7,229)
Intermediate Government Bond	6,224	—	—	261,676
Taxable Municipal Bond Series	13,234	—	—	871,543

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/ (Losses)
Alabama Tax-Free Income	$(63,872)	$(102,846)	$394,459
Kentucky Tax-Free Income	—	(2,989,558)	19,138,994
Kentucky Tax-Free Short-to-Medium	(210,547)	(37,698)	(214,451)
Mississippi Tax-Free Income	(3,807)	(50,324)	338,540
North Carolina Tax-Free Income	(1,345,183)	(339,682)	662,654
North Carolina Tax-Free Short-to-Medium	(19,255)	(8,050)	(185,034)
Tennessee Tax-Free Income	(281,477)	(266,698)	1,870,178
Tennessee Tax-Free Short-to-Medium	(230,668)	(3,103)	(237,897)
Intermediate Government Bond	(153,008)	(6,224)	108,668
Taxable Municipal Bond Series	(35,412)	(13,234)	836,131

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds believe the risk of loss is remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2019, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At December 31, 2018, the Funds had an aggregate unused line of credit amount of $25,000,000. During the six months ended December 31, 2018, the average interest rate on borrowings was 5.14% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted average borrowings
Kentucky Tax Free Income Series	$29,117
Kentucky Tax-Free Short-to-Medium Series	3,311
Mississippi Tax-Free Income Series	1,028
North Carolina Tax-Free Income Series	61,928
North Carolina Tax-Free Short-to-Medium Series	8,328
Tennessee Tax-Free Income Series	27,817
Tennessee Short-to-Medium Tax-Free Series	2,744
Intermediate Government Bond Series	89
Taxable Municipal Bond Series	933

There were no borrowings outstanding as of December 31, 2018.

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the six months, these credits reduced each Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2018

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in publicly traded companies
Officers:
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 56	President	Annual Term; 12 years of service as Executive Vice President, first term as President	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 57	Vice President, Secretary, Treasurer	Annual Term; 20 years of service as Vice President, 18 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 Age: 42	Vice President	First Term	Dupree & Company, Inc. (2017 to present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003-2017)	N/A	N/A
Vincent H. Harrison 125 South Mill Street Lexington, KY 40507 Age: 47	Assistant Secretary, Assistant Treasurer	Annual Term; 3 years of service	Vice President Dupree & Company, Inc.	N/A	N/A
Martin Dean Ultimus Fund Solutions 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Age: 55	Compliance Officer	Annual Term; 1 year of service	Vice President, Director of Fund Compliance Ultimus Fund Solutions, LLC (January 2016-present); Senior Vice President, Huntington Asset Services (July 2013-December 2015); Director of Fund Accounting and Fund Administration Product	N/A	N/A
Trustees:
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 74	Trustee, Chairman	Annual Term; 16 years of service	Of Counsel (2016 to present) prior, President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 56	Trustee Chair, Nominating Committee	Annual Term 11 Years of Service	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events)	10	Advisory Board, Community Trust Bank
William A. Combs, Jr.* 111 Woodland Ave., #510 Lexington, KY 40502 Age: 78	Trustee	Annual Term; 29 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 66	Trustee Chair, Valuation Committee	Annual Term; 7 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 60	Trustee Chair, Audit Committee	Annual Term; 7 years of service	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass

*	As of July 3, 2017 William A. Combs, Jr. is an affiliated person of Dupree & Company, Inc., the Trust’s investment adviser, and is considered an “interested person” of the Trust within the meaning of section 2(a)(1a) of the 1940 Act.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2018

Trustee and officer information, continued

As of December 31, 2018, none of the Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2018, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the six months ended December 31, 2018, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the SEC’s Office of Investor Education and Advocacy (previously referred to as “SEC Public Reference Room”) may be obtained by calling 1-800-SEC-0330.

Renewal of Advisory Agreements:

In connection with a meeting held on August 28, 2018, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Dupree & Co. (the “Adviser”) and the Trust with respect to each of the Funds. In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board reviewed the Adviser’s experience and the capabilities of its personnel. The Board reviewed personnel changes at the Adviser. The Board discussed the Adviser’s compliance program and its business continuity and disaster recovery plans. Taking into account the personnel involved in servicing each of the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed the performance of each Fund for the last 10 years, comparing the performance to various indices, peer groups and Morningstar categories. The Board and the Adviser discussed the methodology used to select the peer groups. The Board reviewed performance for each of the Funds over the 1-Year, 5-Year and 10-Year and Since Inception (if applicable) periods, relative to applicable benchmarks and peer groups. The Board concluded that Fund performance was satisfactory.

Fees and Expenses. The Board reviewed the range of advisory fees paid by the Funds to the Adviser and the total operating expenses of each Fund. The Board turned its attention to materials previously provided by the Adviser that compared the investment advisory fees assessed to the Funds with each Fund’s peer group and the appropriate Morningstar category averages. The Board noted that the advisory fees for the Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group and Morningstar category averages. The Board also noted that the advisory fee for the other Funds were higher than the peer group and Morningstar category averages, but were within the range of fees charged by the peer groups and Morningstar category. The Adviser stated that the slightly higher fees were due to the smaller size of the Funds as compared to the size of the funds comprising

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2018

Renewal of Advisory Agreements, continued

the peer group and Morningstar categories. Turning to total operating expenses, the Board observed that the average expense ratios for Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series and Tennessee Tax-Free Income Series were equal to or lower than the average expense ratios of the peer group and Morningstar category averages. The expense ratios of the remaining Funds were in line with the peer group and Morningstar category averages and within the range of net expenses. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale. In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s unaudited income statement and balance sheet for the seven-months ended July 31, 2018, as well as the net profit margins realized on each Fund. The Adviser discussed the allocation of revenues and expenses, specifically noting that 100% of marketing expenses are allocated to the Adviser. The Board noted that the existing Investment Advisory Agreements provide for breakpoints at specified asset levels.

Profitability. Finally, the Board discussed the transfer agency fees earned by the Adviser for services provided to the Funds pursuant to the Transfer Agent and Dividend Disbursing Agent Services Agreement. The Adviser stated that the transfer agency fees earned by the Adviser reflected its service to the Funds’ direct shareholders and the coordination of trading and settlement issues for all shareholders. The Board discussed the level and quality of services provided to shareholders by the Adviser. The Board also discussed the net profit margins realized by the Adviser on each Fund under the Transfer Agent and Dividend Disbursing Agent Services Agreement. After further discussion, the Board concluded the level of profit realized by the Adviser in connection with its advisory services provided to the Funds was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreements was in the best interests of the shareholders of the Funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2018

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2018	Beginning Account Value July 1, 2018*	Ending Account Value December 31, 2018**	Expenses Paid During the Six Months Ended December 31, 2018
Alabama Tax-Free Income Series
Actual	.71%	$1,000.00	$1,004.74	$3.57
Hypothetical	.71	1,000.00	1,025.21	3.60
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1,007.76	2.92
Hypothetical	.58	1,000.00	1,025.21	2.95
Kentucky Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1005.60	3.58
Hypothetical	.71	1,000.00	1,025.21	3.61
Mississippi Tax-Free Income Series
Actual	.71	1,000.00	1,005.44	3.57
Hypothetical	.71	1,000.00	1,025.21	3.61
North Carolina Tax-Free Income Series
Actual	.71	1,000.00	1,011.24	3.58
Hypothetical	.71	1,000.00	1,003.57	3.57
North Carolina Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,007.21	3.58
Hypothetical	.71	1,000.00	1,025.21	3.61
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,004.99	3.57
Hypothetical	.71	1,000.00	1,025.21	3.58
Tennessee Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,005.85	3.61
Hypothetical	.71	1,000.00	1,025.21	3.64

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2018

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2018	Beginning Account Value July 1, 2018*	Ending Account Value December 31, 2018**	Expenses Paid During the Six Months Ended December 31, 2018
Intermediate Government Bond Series
Actual	.68%	$1,000.00	$1,008.02	$3.46
Hypothetical	.68	1,000.00	1,025.21	3.49
Taxable Municipal Bond Series
Actual	.71	1,000.00	1,008.37	3.57
Hypothetical	.71	1,000.00	1,025.21	3.60

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Item 2. Not applicable.

Item 3. Audit Committee Financial Expert

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Mr. Marc Mathews, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6.

(a) Included as part of Item 1.

(b) Not applicable.

Item 7. Not applicable.

Item 8. Not applicable.

Item 9. Not applicable.

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)

(1) Not applicable.

(2) Certifications

(3) Not applicable.

(4) Not applicable.

(b) Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III, President

Date: February 27, 2019

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 27, 2019